INCOME TAXES - Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Net loss before provision for income taxes	$ 84,545,000	$ 196,657,000	$ 166,000
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 21,136,000	$ 49,164,000	$ 42,000
Impairment of goodwill		$ (35,914,000)
Reversal of taxable deemed interest income from inter-company interest-free loans		1354.00%
Fair value change on warrants	(79.00%)	500.00%
Non-deductible loss and SBC expenses not deductible for tax purposes	$ (13,427,000)	$ (13,262,000)
Effect of income tax rate differences in jurisdictions other than the PRC	$ (1,721,000)	$ (437,000)
NOL not applicable for carryforward	(288.00%)	(193.00%)	(56.00%)
Changes in valuation allowance	$ (5,339)	$ (483)	$ 14
Income tax benefit (expenses)	$ (74,000)	$ 729,000
Effective tax rates	0.00%	0.38%